Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balances at Dec. 31, 2022		$ 0	$ 422,982	$ (1,316)	$ (405,727)	$ 15,939
Balance, shares at Dec. 31, 2022	573,282	2,617
Issue of common stock, preferred stock and associated warrants on underwritten offering, net of expenses			1,049			1,049
Issue of common stock and pre-funded warrants in Securities Purchase Agreement In Registered Direct Offering, net of expenses, shares		735
Series B Preferred stock conversions
Series B Preferred stock conversions, shares	(118,745)	165
Reclassification of redeemable common stock			4,494			4,494
Reclassification of redeemable common stock, shares		866
Stock-based compensation			1,473			1,473
Stock-based compensation, shares		29
Preferred stock dividends			(201)			(201)
Unrealized foreign exchange on intercompany loans				12,550		12,550
Translation adjustment				(12,142)		(12,142)
Loss for the period					(22,555)	(22,555)
Balances at Dec. 31, 2023		$ 0	429,797	(908)	(428,282)	607
Balance, shares at Dec. 31, 2023	454,537	4,412
Series B Preferred stock conversions
Series B Preferred stock conversions, shares	(119,000)	165
Stock-based compensation			203			203
Unrealized foreign exchange on intercompany loans				(2,130)		(2,130)
Translation adjustment				2,140		2,140
Loss for the period					(2,946)	(2,946)
Issue costs on issuance of common stock upon conversion of pre-funded warrants in underwritten offering			(80)			(80)
Issue costs on issuance of common stock upon conversion of pre-funded warrants in underwritten offering, shares		915
Balances at Mar. 31, 2024		$ 0	429,920	(898)	(431,228)	(2,206)
Balance, shares at Mar. 31, 2024	335,537	5,493
Balances at Dec. 31, 2023		$ 0	429,797	(908)	(428,282)	607
Balance, shares at Dec. 31, 2023	454,537	4,412
Issue of common stock, preferred stock and associated warrants on underwritten offering, net of expenses		$ 0	6,209			6,209
Issue of common stock and pre-funded warrants in Securities Purchase Agreement In Registered Direct Offering, net of expenses, shares		2,944
Series B Preferred stock conversions
Series B Preferred stock conversions, shares	(119,000)	165
Stock-based compensation			592			592
Unrealized foreign exchange on intercompany loans				(2,899)		(2,899)
Translation adjustment				2,916		2,916
Loss for the period					(11,212)	(11,212)
Conversion of series 6% Convertible Exchangeable Preferred
Conversion of series 6% Convertible Exchangeable Preferred, shares	(200,000)	0
Warrant Exercises		$ 0	1,613			1,613
Warrant Exercises, shares		29,391
Issue costs on issuance of common stock upon conversion of pre-funded warrants in underwritten offering		$ 72,108				6,290,213
Balances at Dec. 31, 2024		$ 0	438,211	(891)	(439,494)	(2,174)
Balance, shares at Dec. 31, 2024	135,537	36,913
Stock-based compensation			1,666			1,666
Unrealized foreign exchange on intercompany loans				(2,380)		(2,380)
Translation adjustment						3,272
Loss for the period					(81)	(81)
Issue costs on issuance of common stock upon conversion of pre-funded warrants in underwritten offering		72,108				6,290,213
Issue costs on issuance of common stock, preferred stock and associated warrants on underwritten offering, net of expenses			(248)			(248)
Issue of Series C preferred stock in Securities Purchase Agreement	$ 1		999			1,000
Issue of Series C preferred stock in Securities Purchase Agreement, shares	1,000,000
Series C Preferred stock conversions	$ (1)	$ 0	(1)
Series C Preferred stock conversions, shares	(1,000,000)	11,042
Issue of Series D preferred stock in Securities Purchase Agreement	$ 2		1,892			1,894
Issue of Series D preferred stock in Securities Purchase Agreement, shares	2,100,000
Series D Preferred stock conversions	$ (2)	$ 1	(1)
Series D Preferred stock conversions, shares	(1,745,262)	799,912
Issue of Series D preferred stock in Securities Purchase Agreement	$ 1		999			1,000
Issue of Series D preferred stock in Securities Purchase Agreement, shares	1,000,000
Warrant Exercise
Warrant Exercise, shares		15,277
Issue of common stock on Securities Purchase Agreement
Issue of common stock on Securities Purchase Agreement, shares		758
Deconsolidation of Subsidiary				886	(886)
Translation adjustment				2,385		2,385
Balances at Mar. 31, 2025	$ 1	$ 1	$ 443,521		$ (440,461)	$ 3,062
Balance, shares at Mar. 31, 2025	1,490,275	863,902